Stock Based Compensation - 2021 Employee Stock Purchase Plan (Details) - 2021 Plan - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Dec. 08, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock available for issuance			3,778,000
Number of additional shares	3,778,000
Percentage limit on commons stock shares outstanding	1.00%
Threshold percentage on the fair market value		85.00%
Threshold percentage of the combined voting power		5.00%
Maximum percentage of the qualified compensation		15.00%
Annual limit		$ 25,000